Share-based compensation - Summary of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	10,322,548	11,083,212	10,060,296
Weighted average remaining contractual life of outstanding share options (years)	4 years 6 months 25 days	4 years 10 months 28 days
Weighted average exercise price, options outstanding (in USD per share)	$ 22.12	$ 25.68	$ 30.56
Number of share options exercisable (in shares) | shares	5,124,556	4,335,111
Weighted average remaining contractual life of share options exercisable (years)	3 years 10 months 13 days	3 years 10 months 17 days
Weighted average exercisable price, options expired (in USD per share)	$ 26.59	$ 30.17
Exercise price range one
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,449,818	2,483,720
Weighted average remaining contractual life of outstanding share options (years)	5 years 29 days	5 years 6 months 3 days
Weighted average exercise price, options outstanding (in USD per share)	$ 11.93	$ 12.46
Number of share options exercisable (in shares) | shares	1,059,585	787,825
Weighted average remaining contractual life of share options exercisable (years)	4 years 5 months 26 days	4 years 1 month 13 days
Weighted average exercisable price, options expired (in USD per share)	$ 11.61	$ 10.62
Exercise price range one | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	2.17	2.17
Exercise price range one | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 12.82	$ 13.35
Exercise price range two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,176,643	2,169,016
Weighted average remaining contractual life of outstanding share options (years)	5 years 9 months 25 days	6 years 1 month 9 days
Weighted average exercise price, options outstanding (in USD per share)	$ 13.92	$ 14.69
Number of share options exercisable (in shares) | shares	624,814	419,481
Weighted average remaining contractual life of share options exercisable (years)	5 years 6 months 25 days	5 years 9 months 3 days
Weighted average exercisable price, options expired (in USD per share)	$ 13.83	$ 14.72
Exercise price range two | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	12.83	13.36
Exercise price range two | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 14.19	$ 17.01
Exercise price range three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,835,467	2,137,549
Weighted average remaining contractual life of outstanding share options (years)	5 years 3 months 7 days	4 years 6 months 18 days
Weighted average exercise price, options outstanding (in USD per share)	$ 16.45	$ 20.94
Number of share options exercisable (in shares) | shares	865,102	1,033,606
Weighted average remaining contractual life of share options exercisable (years)	4 years 10 months 24 days	3 years 9 months 18 days
Weighted average exercisable price, options expired (in USD per share)	$ 17.16	$ 21.42
Exercise price range three | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	14.20	17.02
Exercise price range three | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 20.93	$ 23.25
Exercise price range four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,976,335	2,469,252
Weighted average remaining contractual life of outstanding share options (years)	2 years 10 months 9 days	4 years 3 months 21 days
Weighted average exercise price, options outstanding (in USD per share)	$ 23.30	$ 29.05
Number of share options exercisable (in shares) | shares	1,435,603	804,717
Weighted average remaining contractual life of share options exercisable (years)	2 years 5 months 1 day	3 years 1 month 24 days
Weighted average exercisable price, options expired (in USD per share)	$ 23.83	$ 25.37
Exercise price range four | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	20.94	23.26
Exercise price range four | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 30.75	$ 31.69
Exercise price range five
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,884,285	1,823,675
Weighted average remaining contractual life of outstanding share options (years)	3 years 6 months 21 days	3 years 10 months 13 days
Weighted average exercise price, options outstanding (in USD per share)	$ 49.14	$ 57.75
Number of share options exercisable (in shares) | shares	1,139,452	1,289,482
Weighted average remaining contractual life of share options exercisable (years)	3 years 4 months 24 days	3 years 7 months 17 days
Weighted average exercisable price, options expired (in USD per share)	$ 58.15	$ 57.16
Exercise price range five | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	30.76	31.70
Exercise price range five | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 93.45	$ 93.45